Equity Investments (Tables)	6 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
Schedule of Equity Investments
A summary of the components of equity investments is as follows:

	As of
(in millions)	September 30, 2024	March 31, 2024
Equity method investments under fair value option	$561	$573
Equity investment in publicly listed company	84	—
Equity method investments under equity method	11	11
Non-marketable equity securities	140	157
Total equity investments	$796	$741
Income (loss) from equity investments, net is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2024	2023	2024	2023
Equity investment in publicly listed company	$2	$—	$29	$—
Equity method investments (1)	(12)	(4)	(12)	(14)
Non-marketable equity securities (includes NAV)	—	(1)	(3)	2
Total income (loss) from equity investments, net	$(10)	$(5)	$14	$(12)
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.

Schedule of Unrealized Gain (Loss) on Investments
The components of gains and (losses), which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2024	2023	2024	2023
Observable price adjustments on non-marketable equity securities (includes NAV)	$—	$(1)	$(2)	$2
Impairment of non-marketable equity securities	—	—	(1)	—
Total income (loss) from equity investments in non-marketable securities, net	$—	$(1)	$(3)	$2

Schedule of Realized Gain (Loss) on Investments
The components of gains and (losses), which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2024	2023	2024	2023
Observable price adjustments on non-marketable equity securities (includes NAV)	$—	$(1)	$(2)	$2
Impairment of non-marketable equity securities	—	—	(1)	—
Total income (loss) from equity investments in non-marketable securities, net	$—	$(1)	$(3)	$2